Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities at December 31, 2022 and 2021 are summarized below.

	2022	2021
Professional fees	$77,785	$208,345
Liquidated damages– see Note 7	—	615,253
Payable to former CEO	50,191	256,115
Wages, bonuses and employee benefits	152,990	261,375
Royalties and milestones	716,155	716,155
Other	18,380	7,263
Total	$1,015,501	$2,064,506